SCHEDULE OF SERVICE INVENTORIES (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Long-Term Purchase Commitment [Line Items]
Total	$ 97,771	$ 96,772
Spare parts and consumables [Member]
Long-Term Purchase Commitment [Line Items]
Total	64,248	63,842
Chemicals [Member]
Long-Term Purchase Commitment [Line Items]
Total	$ 33,523	$ 32,930